Income Taxes - Schedule of Reconciliation of the Statutory U.S. Federal Rate (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciliation of the Statutory U.S. Federal Rate [Abstract]
Federal income tax benefit at statutory rate	21.00%	21.00%
State income tax, net of federal benefits	4.65%	4.34%
Permanent items	(0.06%)	(0.09%)
Prior period adjustments	1.52%	0.09%
Change in valuation allowance	(27.11%)	(25.34%)
Provision from income taxes